CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares
Operating revenue:
Operating revenues	¥ 4,287,565	$ 623,600	¥ 3,895,846	¥ 1,208,674
Net interest income (expense) and loan provision losses	63,359	9,215	(15,209)	7,084
Net revenues	4,350,924	632,815	3,880,637	1,215,758
Operating expenses:
Origination and servicing expenses	(875,905)	(127,395)	(890,160)	(349,852)
Origination and servicing expenses-related party	(109,666)	(15,950)	(84,362)	(38,297)
Sales and marketing expenses	(710,754)	(103,375)	(788,291)	(352,952)
General and administrative expenses	(701,353)	(102,008)	(588,664)	(237,808)
Provision for doubtful accounts	(106,652)	(15,512)
Total operating expenses	(2,504,330)	(364,240)	(2,351,477)	(978,909)
Other income (expenses)
Gain from quality assurance	510,894	74,307	5,885	99,961
Realized gain (loss) from financial guarantee derivatives	(157,244)	(22,870)	169,103	31,999
Fair value change of financial guarantee derivatives	272,057	39,569	(383,061)	146,653
Gain from disposal of subsidiary				20,611
Other income, net	148,356	21,578	36,531	13,684
Profit before income tax expenses	2,620,657	381,159	1,357,618	549,757
Income tax expenses	(151,206)	(21,992)	(274,711)	(48,267)
Net profit	2,469,451	359,167	1,082,907	501,490
Less: Net profit (loss) attributable to non-controlling interest shareholders	377	55	(76)
Net profit	2,469,074	359,112	1,082,983	501,490
Accretion on convertible redeemable preferred shares to redemption value			(3,073,471)	(562,022)
Net profit (loss) attributable to PPDAI Group Inc.'s ordinary shareholders	2,469,074	359,112	(1,990,488)	(60,532)
Net profit	2,469,451	359,167	1,082,907	501,490
Foreign currency translation adjustment, net of nil tax	43,293	6,297	99,934	(60,498)
Total comprehensive income	2,512,744	365,464	1,182,841	440,992
Total comprehensive income (loss) attributable to non-controlling interests shareholders	377	55	(76)
Total comprehensive income attributable to PPDAI Group Inc.	¥ 2,512,367	$ 365,409	¥ 1,182,917	¥ 440,992
Weighted average number of ordinary shares used in computing net income (loss) per share
Basic | shares	1,498,780,165	1,498,780,165	779,804,270	665,000,000
Diluted | shares	1,599,592,231	1,599,592,231	779,804,270	665,000,000
Net income (loss) per share - Basic | (per share)	¥ 1.6474	$ 0.2396	¥ (2.5525)	¥ (0.0910)
Net income (loss) per share - Diluted | (per share)	¥ 1.5436	$ 0.2245	¥ (2.5525)	¥ (0.0910)
Loan facilitation service fees [Member]
Operating revenue:
Operating revenues	¥ 2,919,234	$ 424,585	¥ 2,843,287	¥ 911,448
Post-facilitation service fees [Member]
Operating revenue:
Operating revenues	922,797	134,215	668,819	126,823
Other Revenue [Member]
Operating revenue:
Operating revenues	376,915	54,820	491,400	170,403
Changes in expected discretionary payment to IRF investors [Member]
Operating revenue:
Operating revenues	¥ 68,619	$ 9,980	(107,660)
Series A Convertible Redeemable Preferred Shares [Member]
Other income (expenses)
Accretion on convertible redeemable preferred shares to redemption value			(1,237,274)	(236,662)
Series B Convertible Redeemable Preferred Shares [Member]
Other income (expenses)
Accretion on convertible redeemable preferred shares to redemption value			(905,861)	(171,106)
Series C Convertible Redeemable Preferred Shares [Member]
Other income (expenses)
Accretion on convertible redeemable preferred shares to redemption value			¥ (930,336)	¥ (154,254)
American Depositary Shares [Member]
Weighted average number of ordinary shares used in computing net income (loss) per share
Net income (loss) per share - Basic | (per share)	¥ 8.2369	$ 1.1980	¥ (12.7627)	¥ (0.4551)
Net income (loss) per share - Diluted | (per share)	¥ 7.7178	$ 1.1225	¥ (12.7627)	¥ (0.4551)